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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      Aril 15, 2009
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          53

Form 13F Information Table Value Total:    $188,159 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
31-MAR-00


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM     00206R102    11,328    449,529  SH           Sole                  449,529
Alcoa Inc                       COM     013817101     1,542    210,075 SH            Sole                  210,075
Allstate Corp.                  COM     020002101     3,780    197,375 SH            Sole                  197,375
AmEagleOutfittersInc            COM     02553E106     1,370    111,960 SH            Sole                  111,960
AnnalyCapMgmtIncREIT            COM     035710409     8,104    584,300 SH            Sole                  584,300
ArcherDanielsMidland            COM     039483102     9,419    339,050 SH            Sole                  339,050
Arkansas Best Corp              COM     040790107     1,859     97,750 SH            Sole                   97,750
Bank of America Corp.           COM     060505104     2,074    304,163 SH            Sole                  304,163
Best Buy Company Inc            COM     086516101     4,028    106,120 SH            Sole                  106,120
Black Box Corporation           COM     091826107     4,101    173,686 SH            Sole                  173,686
Boeing Company                  COM     097023105     5,387    151,400 SH            Sole                  151,400
Carlisle Companies Inc          COM     142339100     3,484    177,480 SH            Sole                  177,480
Caterpillar Inc                 COM     149123101     3,558    127,260 SH            Sole                  127,260
ConocoPhillips                  COM     20825c104     4,237    108,200 SH            Sole                  108,200
Consolidated Edison, Inc        COM     209115104     6,762    170,715 SH            Sole                  170,715
Cullen Frost Bankers            COM     229899109     4,252     90,576 SH            Sole                   90,576
Cynosure, Inc Cl A              COM     232577205        91     15,000 SH            Sole                   15,000
Dover Corporation               COM     260003108     6,082    230,535 SH            Sole                  230,535
Dow Chemical Co                 COM     260543103     1,566    185,820 SH            Sole                  185,820
Emcore Corporation              COM     290846104        38     50,000 SH            Sole                   50,000
Ener Conv Devices Inc           COM     292659109     1,284     96,766 SH            Sole                   96,766
Ensco International             COM     26874Q100     3,101    117,479 SH            Sole                  117,479
Enzo Biochem Inc.               COM     294100102       221     55,001 SH            Sole                   55,001
Gannett Company Inc             COM     364730101       890    404,700 SH            Sole                  404,700
Genworth Financial Inc          COM     37247D106       408    214,580 SH            Sole                  214,580
Granite Construction Inc        COM     387328107     2,043     54,510 SH            Sole                   54,510
Home Depot Inc                  COM     437076102     4,127    175,180 SH            Sole                  175,180
IBM Corporation                 COM     459200101     7,578     78,215 SH            Sole                   78,215
JC Penney Co Inc                COM     708160106     5,274    262,760 SH            Sole                  262,760
Johnson & Johnson               COM     478160104     1,696     32,240 SH            Sole                   32,240
Lincoln National Corp.          COM     534187109       383     57,259 SH            Sole                   57,259
Marsh & McLennan                COM     571748102     9,166    452,665 SH            Sole                  452,665
Northrop Grumman Corp           COM     666807102     1,080     24,755 SH            Sole                   24,755
PPG Industries Inc              COM     693506107     4,409    119,485 SH            Sole                  119,485
Sara Lee Corporation            COM     803111103     1,392    172,240 SH            Sole                  172,240
Southern Union Co               COM     844030106     3,979    261,425 SH            Sole                  261,425
Staples Inc                     COM     855030102     3,170    175,065 SH            Sole                  175,065
Technitrol Inc                  COM     878555101       925    540,695 SH            Sole                  540,695
Verizon Comm. Inc.              COM     92343V104     7,838    259,525 SH            Sole                  259,525
Vulcan Materials Co             COM     929160109     1,089     24,590 SH            Sole                   24,590
Wyeth                           COM     983024100     6,858    159,340 SH            Sole                  159,340
Barclays Plc ADR                        06738E204     2,141    251,925 SH            Sole                  251,925
Canon Inc ADR                           138006309     1,560     53,752 SH            Sole                   53,752
Ingersoll-Rand Co                       G4776G101     3,367    244,005 SH            Sole                  244,005
Nippon Telgrph&Telphn                   654624105    10,054    528,300 SH            Sole                  528,300
Nissan Motor Co Ltd                     654744408     2,972    409,996 SH            Sole                  409,996
Nokia Corporation                       654902204     6,883    589,780 SH            Sole                  589,780
RenaissanceRe HlgLtd                    G7496G103     6,426    129,980 SH            Sole                  129,980
Teva PhrmaInd Ltd ADR                   881624209     2,715     60,270 SH            Sole                   60,270
XL Capital Ltd.                         G98255105     1,311    240,122 SH            Sole                  240,122
Alliance Worldwide Privatizati          01879X103       180     19,580 SH            Sole                   19,580
MrgnStnly AsiaPacific Fd                61744U106       348     37,000 SH            Sole                   37,000
MrgnStnly India Invstmnt Fd             61745C105       225     18,500 SH            Sole                   18,500

REPORT SUMMARY                   53   DATA RECORDS     $188,159         1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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